Commitments and Contingencies - Summaries of Purchase Obligations (Detail) $ in Thousands	Dec. 31, 2017 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Total purchase obligation	$ 431
Payments Due, Less Than 1 Year	431
Payments Due, 2-3 Years	0
Payments Due, 3-5 Years	0
Payments Due, More Than 5 Years	$ 0